Share based payment	12 Months Ended
Mar. 31, 2026
Share Based Payment [Abstract]
Share based payment
39.
Share based payment
a)
Replacement of Group Stock Option Plans

On August 23, 2021, all vested and unvested options outstanding for Group Stock Option Plans of RPL were replaced by the ‘2021 Stock Entitlement Program’ of the Company (Holding Company Stock Option Plans) with similar terms as per the original options. The employees of the Group were entitled to 0.8289 Holding Company Stock Option for every one Group Stock Option held for both vested and unvested options with no changes in vesting period and exercise period. The exercise price of Group Stock Option, which was fixed in INR, got converted into US Dollars using exchange rate as on the date of replacement, as exercise price of Holding Company Stock Option.

The Holding Company Stock Option Plans granted to the employees will be settled in Class A share of the Company. Therefore, the Holding Company Stock Option Plans have been classified as an equity settled share based payment. The replacement of Group Stock Option Plans with Holding Company Stock Option Plans is identified as replacement plan and accounted for as a modification of the Group Stock Option Plans. ESOP expenses [grant date fair value as per Group Stock Option Plans plus incremental fair value (if any) measured at the date of replacement] related to employees of the Group are recognised as employees’ expenses, over vesting period. The modification reduces the fair value of the stock options granted, measured immediately before and after the modification, and therefore the Group has not taken into account that decrease in fair value and had continued to measure the amount recognised for services received based on the grant date fair value of the Group Stock Option Plans granted. Pursuant to replacement of stock options, on the date of replacement, 6,933,865 vested and 7,146,270 unvested option of Group Stock Option Plans got replaced with 5,747,481 vested and 5,923,543 unvested Holding Company Stock Option Plans.

The fair value of stock options was estimated at the date of replacement using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of Holding Company Stock Option Plan as on the date of replacement:

Particulars	Group Stock Option Plans	Holding Company Stock Option Plans
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.67% - 37.87%	33.43% - 49.97%
Risk–free interest rate (%)	3.29% - 6.39%	0.05% - 1.03%
Weighted average expected life of options granted	0.07 years - 6.86 years	0.07 years - 6.86 years
Weighted average share price (Absolute)	INR 606.96	USD 8.17

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The relevant terms of the Holding Company Stock Option Plans are as below:

Holding Company Stock Option Plans
Particulars	2018 Stock Option Plan Modified	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.

Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.

Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

Performance linked vesting:

The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting: 5 years from the original grant date.

Exercise period	Within 10 years from the replacement date
Exercise price (Absolute)	USD 5.33	USD 5.33, 5.53 and 5.60	USD 4.53	USD 2.73	USD 1.75	USD 1.33
Settlement type	Equity settled

Number of options outstanding as at (in million):

March 31, 2026	1	0	7	1	1	1
March 31, 2025	1	1	7	1	1	1

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 1, 2023	11
Exercised / lapsed during the year	0
Outstanding as at March 31, 2024	11
Exercised / lapsed during the year	0
Outstanding as at March 31, 2025	11
Exercised / lapsed during the year	1
Outstanding as at March 31, 2026	10

Exercisable as at March 31, 2025	11
Exercisable as at March 31, 2026	10

-	The weighted average exercise price of these options outstanding was USD 3.72 for the period ended March 2026 (March 31,2025: USD 4.20).
-	The weighted average exercise price of exercisable options was USD 3.72 for the year ended March 31, 2026 (March 31, 2025: USD 4.20).
-	The weighted average exercise price of replacement of Group Stock Option Plans was USD 3.72 for the year ended March 31, 2026 (March 31, 2025: USD 4.20)
-	The weighted average exercise price of options exercised during the year was USD 4.38 for year ended March 31, 2026 (March 31, 2025: USD 4.13)
-	The weighted average remaining contractual life of options outstanding as at March 31, 2026 was 1.21 years (March 31, 2025: 2.06 years)
-	There were 1,132,704 options exercised during the year ended March 31, 2026 (March 31, 2025: 17,254 options)

(b) 2021 Incentive Award Plan granted during the period August 23, 2021 to March 31, 2026

The Company introduced the 2021 Incentive Award Plan (Incentive Plan) to grant options to selected employees of the Group. The relevant terms of the Incentive Plan are as below:

According to this scheme, the employees selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued class A equity share of the Company on exercises of this incentive plan.

Particulars	2021 Incentive Plan
Grant date	October 01, 2025	August 23, 2025	August 23, 2025	April 01, 2025
Vesting period

Restricted Stock Units (RSUs)

On the 1st anniversary of the Grant Date - 33%;

On the 2nd anniversary of the Grant Date – 33%;

On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)

On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

		Restricted Stock Units (RSUs) 100% will vest on the 1st anniversary of the Grant Date	Vesting schedule: i) 12.5% shares to vest on last day of each quarter starting from Sep 2025 until entire subsequent option grant gets vested.

Restricted Stock Units (RSUs)

On the 1st anniversary of the Grant Date - 33%;

On the 2nd anniversary of the Grant Date – 33%;

On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)

On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

Exercise period*	Within 8 years from the date of grant upon vesting	Within 8 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 8 years from the date of grant upon vesting
Exercise price (Absolute)	USD 0.0001	USD 0.0001	USD 10.00	USD 0.0001
Settlement type	Equity Settled

Number of options outstanding as at (in million):

March 31, 2026	RSU- 0 PBU- 0	RSU- 0.14	3.7	RSU- 1 PBU- 1
March 31, 2025	—	—	—	—

Particulars	2021 Incentive Plan
Grant date	February 10, 2025	October 23, 2024	August 23, 2024	May 24, 2024	May 15, 2024	April 10, 2024	April 1, 2024	April 1, 2024
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

12.5% shares to vest on last day of each quarter starting from Sep 2023 until entire subsequent option grant gets vested.

Restricted Stock Units (RSUs)

On the 1st anniversary of the Grant Date - 33%;

On the 2nd anniversary of the Grant Date – 33%;

On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)

On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

Restricted Stock Units (RSUs)

On the 1st anniversary of the Grant Date - 33%;

On the 2nd anniversary of the Grant Date – 33%;

On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)

On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

Restricted Stock Units (RSUs)

On the 1st anniversary of the Grant Date - 33%;

On the 2nd anniversary of the Grant Date – 33%;

On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)

On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

Exercise period*	Within 10 years from the date of grant upon vesting			Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting		Within 8 years from date of grant upon vesting
Exercise price (Absolute)	USD 6.38	USD 5.95	USD 10.00	USD 0.0001	USD 6.06	USD 6.84	USD 0.0001	USD 0.0001
Settlement type	Equity Settled

Number of options outstanding as at (in million):

March 31, 2026	0	0	4	RSU- 0 PBU- 0	0	0	RSU- 0 PBU- 0	RSU- 0 PBUs- 0
March 31, 2025	0	0	4	RSU- 0 PBU- 0	0	0	RSU- 0 PBU- 0	RSU- 1 PBU- 0

Particulars	2021 Incentive Plan
Grant date	February 15, 2024	Novemeber 1, 2023	October 27, 2023	September 13, 2023	September 13, 2023	August 23, 2023	July 7, 2023	June 5, 2023
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Restricted Stock Units (RSUs) On the 1st anniversary of the Grant Date - 33%; On the 2nd anniversary of the Grant Date - 33%; On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs) On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics.

12.5% shares to vest on last day of each quarter starting from September 2023 untill entire subsequent option grant gets vested.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter). In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Exercise period*	Within 10 years from the date of grant upon vesting				Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting
Exercise price (Absolute)	USD 6.84	USD 5.78	USD 5.34	USD 5.87	USD 0.0001	USD 10.00	USD 5.48	USD 5.34
Settlement type	Equity Settled

Number of options outstanding as at (in million):

March 31, 2026	0	0	1	9	RSUs- 0 PBUs- 0	4	0	0
March 31, 2025	0	0	1	9	RSUs- 1 PBUs- 1	4	0	0

Particulars	2021 Incentive Plan
Grant date	March 15, 2023	November 15, 2022	September 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021, November 15, 2021 and March 15, 2022	August 23, 2021
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

12.5% of stock options will vest at the end of each quarter over a period of 2 years in a time based manner.

Grant 1

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria.

 Grant 2

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 10% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).

In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

6.25% of stock options will vest at the end of each quarter over a period of 4 years in a time based manner.
Exercise period*	Within 10 years from the date of grant upon vesting
Exercise price (Absolute)	USD 5.85	USD 6.83	USD 10.00	USD 10.00	USD 10.00	USD 10.00	USD 10.00
Settlement type	Equity Settled

Number of options outstanding as at (in million):

March 31, 2026	0	0	0	4	1	5	23

The fair value of stock options was estimated using Black-Scholes valuation Model for RSUs and Monte Carlo valuation Model for PBUs, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2021 Incentive Award Plan:

	For the year ended March 31,
2021 Incentive Award Plan	2025	2026
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	28.52% to 33.90%	29.92% to 33.75%
Risk–free interest rate (%)	3.64% to 5.21%	3.73% to 4.00%
Weighted average expected life of options granted	8 to 10 years	8 to 10 years
Weighted average share price	USD 5.22 to USD 7.46	USD 4.50 to USD 8.19

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 1, 2023	36
Granted during the year	16
Lapsed during the year	1
Outstanding as at March 31, 2024	51
Granted during the year	7
Lapsed during the year	1
Outstanding as at March 31, 2025	57
Granted during the year	5
Excercised/Lapsed during the year	5
Outstanding as at March 31, 2026	57

Exercisable as at March 31, 2026	48
Exercisable as at March 31, 2025	40

-	The weighted average exercise price of these options outstanding was USD 8.49 for the year ended March 31, 2026 (March 31, 2025: USD 8.56)
-	The weighted average exercise price of these options granted was USD 7.40 for the year ended March 31, 2026 (March 31, 2025: USD 7.15)
-	The weighted average exercise price of exercisable options was USD 9.23 for the year ended March 31, 2026 (March 31, 2025: USD 9.47)
-	The weighted average remaining contractual life for the share options outstanding as at March 31, 2026 was 6.49 years (March 31, 2025: 7.27 years).
-	There were 500,842 options (March 31, 2025: 121,299) exercised during the year.

*Options under "2021 Incentive Plan" are exercisable upto August 22, 2031

(c) Employee Stock Option Plans issued by ReNew Photovoltaics Private Limited (RPVPL)

During the year ended March 31, 2026 "RPVPL", vide a special resolution dated August 29, 2025 approved the ReNew Manufacturing 2025 Employee Stock Option Plan (“2025 ESOP”), authorising the Committee to grant up to 7,911,300 options (“Options Pool”) to eligible employees, in one or more tranches, from time to time. Each option entitles the holder to subscribe to one equity share of the RPVPL Company upon payment of the exercise price.

However, equity shares issued by the RPVPL upon exercise of vested options are subject to a call option held by the Company and/or its affiliates. This call option gives the Company and/or its affiliates the right to acquire such shares from the employee upon termination of employment, at the fair value determined on the date of exercise of call option.

Accordingly, this feature renders the underlying equity shares effectively redeemable at the option of the Group and creates a settlement alternative that is economically comparable to cash or equity settlement. Considering that the RPVPL, is privately held, and its shares are non-transferable, employees have limited means to realise liquidity through transfer of such shares to third parties. The Group has therefore applied a strong presumption that, if employment is terminated after the options have been exercised, the resulting obligation would be settled in cash. Consequently, these options have been acounted for as cash settled in these financial statements.

The relevant terms of the ESOP schemes are as below:

Plans	Employee stock option plan ("2025 ESOP")
Grant Date	September 15, 2025	November 15, 2025	February 15, 2026
Vesting period

Time linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 20%;

24 months from Grant Date- 20%;

36 months from Grant Date- 20%;

48 months from Grant Date- 20%;

Performance linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 5%;

24 months from Grant Date- 5%;

36 months from Grant Date- 5%;

48 months from Grant Date- 5%;

subject to achievement of Performance Metrics

Time linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 20%;

24 months from Grant Date- 20%;

36 months from Grant Date- 20%;

48 months from Grant Date- 20%;

Performance linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 5%;

24 months from Grant Date- 5%;

36 months from Grant Date- 5%;

48 months from Grant Date- 5%;

subject to achievement of Performance Metrics

Time linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 20%;

24 months from Grant Date- 20%;

36 months from Grant Date- 20%;

48 months from Grant Date- 20%;

Performance linked vesting:

Options shall vest upon completion of-

12 months from Grant Date- 5%;

24 months from Grant Date- 5%;

36 months from Grant Date- 5%;

48 months from Grant Date- 5%;

subject to achievement of Performance Metrics

Exercise period	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.
Exercise price (Absolute)	INR 115	INR 115	INR 115
Fair value at grant date (Absolute)	INR 49.27 to INR 58.84	INR 62.43 to INR 72.90	INR 61.73 to INR 72.50
Fair value at March 31, 2026 (Absolute)	INR 74.06 to 85.39	INR 74.06 to 85.39	INR 74.06 to 85.39

Number of options outstanding as at (in million):

March 31, 2026	6	0	0
March 31, 2025	—	—	—

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 01, 2025	—
Granted during the period	6
lapsed during the year	(0)
Outstanding as at March 31, 2026	6

No options were granted under the 2025 ESOP Scheme in prior periods, and no options had vested as at 31 March 2026.

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2025 ESOP Plan:

Particulars	Year ended March 31, 2026
Dividend yield (%)	0%
Expected volatility (%)*	60.00%
Risk–free interest rate	6.04% to 6.81%
Weighted average expected life of options granted	3.44 to 5.15 years
Weighted average share price	INR 104.67 to INR 138.00

* The Expected volatility reflects the assumption that the historical volatility were period similar to the life of the option is indicative of future trends, which may not necessary be the actual outcome.

d) Employee Share Purchase Plans (ESPP) issued by ReNew Photovoltaics Private Limited (RPVPL)

During the year ended March 31, 2026 and on August 05, 2025, the ReNew 2025 Employee Share Purchase Plan (“2025 ESPP”) was approved, under which eligible employees of the Group are permitted to subscribe to 0.0001% Series B Optionally Convertible Redeemable Preference Shares (“OCRPS”) of the RPVPL at a subscription price of INR 100 per OCRPS.

Each OCRPS is convertible, at the option of the holder, into one equity share of the RPVPL. The terms of the scheme also provide for an early redemption option, whereby the RPVPL may redeem the OCRPS upon termination of employment, at a price determined in accordance with the scheme. In addition, the Company and their affiliates have a call option over the OCRPS, or over the equity shares issued upon conversion of the OCRPS, in the event of termination of employment, at a price equal to the fair value of the instrument on the date of exercise of call option.

The Group has therefore applied a strong presumption that, if employment is terminated after the options have been exercised, the resulting obligation would be settled in cash. Consequently, these options have been accounted for as cash settled in these financial statements.

The relevant terms of the 2025 ESPP schemes are as below:

Plans	ReNew 2025 Employee share purchase plan ("2025 ESPP")
Grant Date	September 15, 2025
Vesting period	Grants will vest in 3 years on quarterly basis which shall commence from the date of original grant of options.
Exercise period	Within 16.92 years from the date of grant upon vesting.
Exercise price (Absolute)	INR 100
Fair value at grant date (Absolute)	INR 100
Fair value as at March 31, 2026 (Absolute)	INR 122.18

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 01, 2025	—
Granted during the period	9
Lapsed during the period	1
Outstanding as at March 31, 2026	8

The fair value of stock options was estimated using Binomial Model valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2025 ESPP Plan:

Particulars	Year ended March 31, 2026
Dividend yield (%)	0%
Expected volatility (%) *	39.63%
Risk–free interest rate (%)	8.28%
Weighted average expected life of options granted	19.92 years
Weighted average share price (Absolute)	INR 127.43

*The Expected volatility reflects the assumption that the historical volatility were period similar to the life of the option is indicative of future trends, which may not necessary be the actual outcome.

e) Employee Stock option Plans (ESOP) issued by 3E NV

The 3E "Global Incentive Plan 2024" was approved by the Extraordinary General Meeting of Shareholders on December 13, 2024 and provides for the grant of incentive subscription rights (stock options) to selected employees, directors, and consultants. Under the plan, participants are granted subscription rights that entitle them to acquire ordinary shares of the 3E NV at a pre determined exercise price, subject to service conditions, vesting requirements, and, where applicable, performance targets established by the Board of Directors. The subscription rights generally vest over a specified period and become exercisable following the applicable lock-up period and during designated exercise windows. The purpose of the plan is to attract, retain, and incentivize key personnel, align their interests with those of shareholders, and support the long-term growth and value creation objectives of the Group.

The relevant terms of the ESOP schemes are as below:

Plans	Global Incentive Plan 2024
Grant Date	May 01, 2025
Vesting period	Grants will vest in 4 years on monthly/yearly basis which shall commence from the date of original grant of options.
Exercise period	Vested Subscription Rights can only be exercised during the Exercise Period which is maximum 10 years from the issance.
Exercise price (Absolute)	EURO 29.43
Settlement type	Cash Settled
Fair value at grant date (Absolute)	EURO 11.39
Fair value acquisition i.e. July 01, 2026 (Absolute)	EURO 11.39
Fair value as at March 31, 2026 (Absolute)	EURO 11.41

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 1, 2025	—
Granted during the period	0
Exercised/Lapsed during the period	—
—
Outstanding as at March 31, 2026	0
Exercisable as at the end of the Period	0

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2024 ESOP Plan:

Particulars	Year ended March 31, 2026
Dividend yield (%)	0%
Expected volatility (%) *	33.48%
Risk–free interest rate (%)	2.56% to 3.10%
Weighted average expected life of options granted	6.50 years
Weighted average share price (Absolute)	INR 29.43

* The Expected volatility reflects the assumption that the historical volatility were period similar to the life of the option is indicative of future trends, which may not necessary be the actual outcome.

f) Expense recognized during the year

	For the year ended March 31,
Particulars	2024	2025	2026
Expense arising from equity settled share based payments transactions*	2,278	2,402	1,779
Expense arising from cash settled share based payments transactions#	—	—	325

Total expense arising from share-based payment transactions*	2,278	2,402	2,104

* This amount is inclusive of amount capitalised in different projects.

#The carrying amount of the cash settled share based payment liabilities of INR 1,178 is included under “Employee share-based payment obligation” within other financial liabilities (refer Note 20).